INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS [Abstract]
Movement of Equity Investments
Set out below are movement of the investment in equity investees during the years ended December 31, 2018, 2019 and 2020.
-- $

Balance at January 1, 2018	8,740
Additions	24,872
Share of results	(3,066)
Share of other comprehensive loss	(1,097)
Distribution from investment	(578)
Impairment	(2,562)
Balance at December 31, 2018	26,309

Additions	13,787
Share of results	(3,239)
Share of other comprehensive loss	(315)
Distribution from investment	(453)
Disposal	(523)
Impairment	(68)
Balance at December 31, 2019	35,498

Additions	12,661
Retained interest in a former subsidiary	49,782
Share of results	721
Share of other comprehensive income	874
Distribution from investment	(1,210)
Impairment	(3,393)
Balance at December 31, 2020	94,933